Schedule of Short-term Bank Debt (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Bank Loans Schedule Of Short-term Bank Debt 1	$ 51,160,152
Bank Loans Schedule Of Short-term Bank Debt 2	48,714,342
Bank Loans Schedule Of Short-term Bank Debt 3	7,693,901
Bank Loans Schedule Of Short-term Bank Debt 4	2,063,100
Bank Loans Schedule Of Short-term Bank Debt 5	94,279
Bank Loans Schedule Of Short-term Bank Debt 6	35,604
Bank Loans Schedule Of Short-term Bank Debt 7	58,948,332
Bank Loans Schedule Of Short-term Bank Debt 8	$ 50,813,046